Segment information and information by geographical area - Revenue (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Geographical areas
Sales from operations	€ 69,881	€ 75,822	€ 66,919
Italy
Geographical areas
Sales from operations	23,312	25,279	21,925
Other European Union
Geographical areas
Sales from operations	18,567	20,408	19,791
Rest of Europe
Geographical areas
Sales from operations	6,931	7,052	5,911
Americas
Geographical areas
Sales from operations	3,842	5,051	5,154
Asia
Geographical areas
Sales from operations	8,102	9,585	7,523
Africa
Geographical areas
Sales from operations	8,998	8,246	6,428
Other areas
Geographical areas
Sales from operations	€ 129	€ 201	€ 187